Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Detail) $ in Millions	Jun. 30, 2018 USD ($)
Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	$ (629)
Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(101)
Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(3)
Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	437
Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(19)
Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	147
Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(168)
Non Deliverable Forward [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	3,153
Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1,716
Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	58,631
Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	5,088
Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	4
Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	4,161
Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1
Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	3,042
Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(64,348)
Derivative liabilities [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(101)
Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(7)
Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(6,877)
Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(20)
Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(4,611)
Probable Scenario [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	8
Probable Scenario [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(1)
Probable Scenario [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1
Probable Scenario [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1
Probable Scenario [member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	9
Probable Scenario [member] | Non Deliverable Forward [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	6
Probable Scenario [member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	13
Probable Scenario [member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(849)
Probable Scenario [member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(74)
Probable Scenario [member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	7
Probable Scenario [member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	23
Probable Scenario [member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	931
Probable Scenario [member] | Derivative liabilities [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(1)
Probable Scenario [member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(12)
Probable Scenario [member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(35)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(157)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(25)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(1)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	109
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	37
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(42)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Non Deliverable Forward [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	788
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	429
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	14,658
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1,272
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1,040
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	761
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(16,087)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(25)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(2)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(1,719)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(1,153)
Probable Stressed Scenario of Fifty Percentage [Member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(315)
Probable Stressed Scenario of Fifty Percentage [Member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(51)
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(2)
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	219
Probable Stressed Scenario of Fifty Percentage [Member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(9)
Probable Stressed Scenario of Fifty Percentage [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	74
Probable Stressed Scenario of Fifty Percentage [Member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(84)
Probable Stressed Scenario of Fifty Percentage [Member] | Non Deliverable Forward [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1,577
Probable Stressed Scenario of Fifty Percentage [Member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	858
Probable Stressed Scenario of Fifty Percentage [Member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	29,315
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	2,544
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	2
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	2,081
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	1,521
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(32,174)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(51)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(4)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(3,439)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	(10)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Sensitivity analysis for foreign exchange risk	$ (2,305)